HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                           HV-5795 - PremierSolutions Standard (Series A)

333-72042                           HV-6779 - PremierSolutions Standard (Series A-II)

333-72042                           HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805                   HV-6776 - Premier Innovations(SM)

333-151805                   HV-6778 - Premier Innovations(SM) (Series II)

333-151805                   HV-6777 - Hartford 403(b) Cornerstone Innovations

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Supplement dated November 16, 2015 to your Prospectus

FUND NAME CHANGE

CLEARBRIDGE MID CAP CORE FUND - CLASS A

Effective on or about January 4, 2016 the following name change is made to your Prospectus:

Current Name	New Name
ClearBridge Mid Cap Core Fund - Class A	ClearBridge Mid Cap Fund - Class A

As a result of the change, all references to the Current Name in your Prospectus are deleted and replaced with the New Name.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.